Note 10 - Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
10.           Selected Quarterly Financial Data (unaudited)

A summary of selected quarterly financial data for 2011 and 2010 is as follows:

	2011 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$893,002	$1,753,033	$1,297,006	$956,844
Net loss	(606,282)	(211,344)	(375,852)	(1,153,348)
Net loss per share	(0.04)	(0.01)	(0.02)	(0.08)

	2010 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$1,338,560	$1,737,169	$1,163,288	$946,240
Net loss	(690,789)	(933,089)	(644,666)	(478,784)
Net loss per share	(0.04)	(0.06)	(0.04)	(0.03)